Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 5,078,429	$ 2,659,082
Stock-based compensation	1,156,235	600,592
Vacation accrual	99,300	84,553
Lease Liabilities	623,286	727,587
Other accrued expenses	1,119,721
Start-up costs	297,136
Total deferred tax assets	8,374,107	4,071,814
Less valuation allowance	(5,300,689)	(2,320,958)
Total deferred tax assets after valuation allowance	3,073,418	1,750,856
Operating lease right-of-use asset	551,547	641,135
Depreciation and amortization	2,521,871	1,109,721
Total deferred tax liabilities	$ 3,073,418	$ 1,750,856